Condensed Financial Information of the Parent Company - Schedule of Parent Company Balance Sheets (Details) - Parent Company [Member] - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash	$ 5,843,809	$ 6,489,424
Short-term investments	15,650,000	14,700,000
Advances to suppliers, net	791,780
Intercompany receivables	15,000	15,000
Prepaid expenses and other current assets	54,795	1,293,893
Total current assets	22,355,384	22,498,317
Non-current assets
Investments in non-VIE subsidiaries	13,904,092	14,138,600
Total non-current assets	13,904,092	14,138,600
Total Assets	36,259,476	36,636,917
Current liabilities
Intercompany payable	1,364,251	1,361,997
Advances from customers	299,995
Total current liabilities	1,664,246	1,361,997
Total Liabilities	1,664,246	1,361,997
Commitments and Contingencies
Shareholders’ Equity
Additional paid-in capital	24,920,060	24,920,060
Statutory reserve	836,215	836,215
Retained earnings	9,574,949	10,491,058
Accumulated other comprehensive loss	(738,924)	(975,343)
Total Shareholders’ Equity	34,595,230	35,274,920
Total Liabilities and Shareholders’ Equity	36,259,476	36,636,917
Class A Ordinary Shares [Member]
Shareholders’ Equity
Ordinary shares value	2,111	2,111
Class B Ordinary Shares [Member]
Shareholders’ Equity
Ordinary shares value	$ 819	$ 819